                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         6-30-02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ William B. Frels               St. Paul, MN        8-13-02
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                    FORM 13F
MAIRS AND POWER, INC.
DISCRETIONARY CLIENTS' HOLDINGS AS OF 06-30-02

ITEM 1                         ITEM 2   ITEM 3       ITEM 4         ITEM 5               ITEM 6  ITEM 7    ITEM 8
                               TITLE OF              MARKET
NAME OF ISSUER                 CLASS    CUSIP        VALUE          SHARES      SH/PRN   INVSTMT MANAGERS  VOTING
                                                                                         DISCR             AUTHORITY
                                                                                                           SOLE
COMMON STOCK
3M Co.                         COM      88579Y101        42,097,365     342,255 SHR      SOLE                  342,255
Abbott Laboratories            COM      002824100         2,832,410      75,230 SHR      SOLE                   75,230
ADC Telecom                    COM      000886101         7,037,170   3,073,000 SHR      SOLE                3,073,000
Agere Systems Class B          COM                           62,160      41,440 SHR      SOLE                   41,440
Alcoa                          COM      013817101           967,980      29,200 SHR      SOLE                   29,200
Allstate Corp                  COM      020002101           517,720      14,000 SHR      SOLE                   14,000
American Express               COM      025816109         2,063,739      56,821 SHR      SOLE                   56,821
American Int'l Group           COM      026874107         1,300,123      19,055 SHR      SOLE                   19,055
American Water Works           COM      030411102           432,100      10,000 SHR      SOLE                   10,000
Amgen                          COM      031162100           402,467       9,610 SHR      SOLE                    9,610
Anadarko Pete Corp             COM      032511107           404,457       8,204 SHR      SOLE                    8,204
AOL Time Warner                COM      02364J104           523,308      35,575 SHR      SOLE                   35,575
Applied Materials Inc          COM                          978,275      51,434 SHR      SOLE                   51,434
Arbitron                       COM      03875Q108         3,922,745     125,729 SHR      SOLE                  125,729
Archer-Daniels                 COM      039483102           161,154      12,600 SHR      SOLE                   12,600
Assoc Banc Corp                COM      045487105           219,849       5,830 SHR      SOLE                    5,830
AT & T                         COM      001957109           483,104      45,150 SHR      SOLE                   45,150
AT&T Wireless Group            COM      00209A106           157,611      26,942 SHR      SOLE                   26,942
Automatic Data Proc            COM      053015103           400,094       9,187 SHR      SOLE                    9,187
Bank of America Corp           COM      060505104         4,239,326      60,252 SHR      SOLE                   60,252
Bank of Hawaii                 COM      694058108         1,456,000      52,000 SHR      SOLE                   52,000
Baxter International           COM      071813109        34,781,325     782,482 SHR      SOLE                  782,482
Bemis                          COM      081437105        29,727,305     625,838 SHR      SOLE                  625,838
BMC Industries                 COM      055607105           989,869   1,031,114 SHR      SOLE                1,031,114
BP PLC                         COM      055622104         6,866,689     136,001 SHR      SOLE                  136,001
Briggs & Stratton              COM      109043109           268,380       7,000 SHR      SOLE                    7,000
Bristol-Myers Squibb           COM      110122108         5,129,720     199,600 SHR      SOLE                  199,600
Burlington Northern            COM      12189T104           879,000      29,300 SHR      SOLE                   29,300
Burlington Resources           COM      122014103         4,032,588     106,121 SHR      SOLE                  106,121

                                    FORM 13F
MAIRS AND POWER, INC.
DISCRETIONARY CLIENTS' HOLDINGS AS OF 06-30-02

ITEM 1                         ITEM 2   ITEM 3       ITEM 4         ITEM 5               ITEM 6  ITEM 7    ITEM 8
                               TITLE OF              MARKET
NAME OF ISSUER                 CLASS    CUSIP        VALUE          SHARES      SH/PRN   INVSTMT MANAGERS  VOTING
Cardinal Health                COM      14149Y108           646,774      10,532 SHR      SOLE                   10,532
Ceridian                       COM      156779100        21,484,411   1,131,950 SHR      SOLE                1,131,950
Charles Schwab Corp            COM                        1,523,144     135,995 SHR      SOLE                  135,995
ChevronTexaco Corp             COM      166764100         1,441,015      16,283 SHR      SOLE                   16,283
Cisco                          COM      17275R102         1,151,363      82,535 SHR      SOLE                   82,535
Citigroup Inc                  COM      173034109         1,574,751      40,639 SHR      SOLE                   40,639
Community First Bkshr          COM      203902101           757,288      29,026 SHR      SOLE                   29,026
Community First Bkshr          COM      203902101           487,622      18,690 SHR      SOLE                   18,690
Corning                        COM      219350105         6,632,465   1,868,300 SHR      SOLE                1,868,300
Covance Inc.                   COM      222816100           352,500      18,800 SHR      SOLE                   18,800
Deere & Co.                    COM      244199105           541,270      11,300 SHR      SOLE                   11,300
Delta Air Lines                COM      247361108           428,880      21,444 SHR      SOLE                   21,444
Deluxe Corp                    COM      248019101         8,917,827     229,309 SHR      SOLE                  229,309
Donaldson                      COM      257651109        30,849,216     880,400 SHR      SOLE                  880,400
Dupont                         COM      263534109           225,952       5,089 SHR      SOLE                    5,089
Ebenx Inc.                     COM      278668108            26,600      10,000 SHR      SOLE                   10,000
Ecolab Inc                     COM      278865100        28,323,820     612,672 SHR      SOLE                  612,672
EFunds Corp                    COM      28224R101        18,611,440   1,961,370 SHR      SOLE                1,961,370
Emerson Electric               COM      291011104        36,296,717     678,317 SHR      SOLE                  678,317
Exxon Mobil Corp               COM      30231g102         4,591,784     112,214 SHR      SOLE                  112,214
Federal Natl Mtge              COM      313586109           293,156       3,975 SHR      SOLE                    3,975
First Data Corp                COM      319963104         1,617,456      43,480 SHR      SOLE                   43,480
Fleet Boston Finan.            COM                        1,148,522      35,503 SHR      SOLE                   35,503
Freddie Mac Voting Shs         COM      313400301           428,400       7,000 SHR      SOLE                    7,000
G & K Services Cl A            COM      361268105         4,752,512     138,800 SHR      SOLE                  138,800
General Binding                COM      369154109           167,300      10,000 SHR      SOLE                   10,000
General Electric               COM      369604103        30,476,577   1,049,108 SHR      SOLE                1,049,108
General Mills                  COM      370334104        39,093,597     886,878 SHR      SOLE                  886,878
Genuine Parts                  COM      372460105           496,898      14,250 SHR      SOLE                   14,250
Gillette Company               COM      375766102         2,394,609      70,700 SHR      SOLE                   70,700
Graco Inc                      COM      384109104        38,995,666   1,551,140 SHR      SOLE                1,551,140
HB Fuller                      COM      359694106        32,887,656   1,122,829 SHR      SOLE                1,122,829

                                    FORM 13F
MAIRS AND POWER, INC.
DISCRETIONARY CLIENTS' HOLDINGS AS OF 06-30-02

ITEM 1                         ITEM 2   ITEM 3       ITEM 4         ITEM 5               ITEM 6  ITEM 7    ITEM 8
                               TITLE OF              MARKET
NAME OF ISSUER                 CLASS    CUSIP        VALUE          SHARES      SH/PRN   INVSTMT MANAGERS  VOTING
Hershey                        COM      427866108           681,250      10,900 SHR      SOLE                   10,900
Hewlett-Packard                COM      428236103           157,384      10,300 SHR      SOLE                   10,300
Home Depot                     COM      437076102         1,538,069      41,875 SHR      SOLE                   41,875
Honeywell Inc                  COM      438516106        31,709,029     900,058 SHR      SOLE                  900,058
Hormel                         COM      440452100        36,776,628   1,536,200 SHR      SOLE                1,536,200
IBM                            COM      459200101         3,330,280      46,254 SHR      SOLE                   46,254
Illinois Tool Works Inc        COM                          484,930       7,100 SHR      SOLE                    7,100
Ingersoll Rand                 COM      456866102           465,732      10,200 SHR      SOLE                   10,200
Intel                          COM      458140100         4,176,186     228,582 SHR      SOLE                  228,582
J.P. Morgan Chase & Co         COM      46625H100         4,157,133     122,557 SHR      SOLE                  122,557
Jefferson-Pilot                COM      475070108           356,871       7,593 SHR      SOLE                    7,593
Johnson & Johnson              COM      478160104        35,587,010     680,961 SHR      SOLE                  680,961
Kimberly-Clark                 COM      494368103         5,462,386      88,103 SHR      SOLE                   88,103
Lucent Tech                    COM      549463107           262,192     157,947 SHR      SOLE                  157,947
Mckesson HBOC Inc.             COM      58155Q103           971,190      29,700 SHR      SOLE                   29,700
Medtronic Inc                  COM      585055106        51,365,826   1,198,736 SHR      SOLE                1,198,736
Merck & Co                     COM      589331107        23,311,248     460,333 SHR      SOLE                  460,333
Merrill Lynch                  COM      590188108           967,950      23,900 SHR      SOLE                   23,900
Microsoft                      COM      594918104         1,698,216      31,046 SHR      SOLE                   31,046
Motorola                       COM      620076109         3,989,341     273,430 SHR      SOLE                  273,430
MTS Systems                    COM      553777103        22,578,705   1,799,100 SHR      SOLE                1,799,100
Murphy Oil                     COM      626717102           511,500       6,200 SHR      SOLE                    6,200
Newell Rubbermaid              COM      651192106         1,696,904      48,400 SHR      SOLE                   48,400
Nokia                          COM      654902204           233,707      16,140 SHR      SOLE                   16,140
Patterson Dental               COM      703412106         4,534,733      90,100 SHR      SOLE                   90,100
Pentair Inc                    COM      709631105        29,875,566     621,372 SHR      SOLE                  621,372
PepsiCo Inc                    COM      713448108           221,334       4,592 SHR      SOLE                    4,592
Pfizer Inc                     COM      717081103        44,181,410   1,262,326 SHR      SOLE                1,262,326
Procter & Gamble               COM      742718109         1,014,984      11,366 SHR      SOLE                   11,366
Providian Financial            COM      74406A102            61,969      10,539 SHR      SOLE                   10,539
Qwest Communications           COM      749121109           306,057     109,306 SHR      SOLE                  109,306
Royal Dutch Petrol             COM      780257804         1,254,629      22,700 SHR      SOLE                   22,700

                                    FORM 13F
MAIRS AND POWER, INC.
DISCRETIONARY CLIENTS' HOLDINGS AS OF 06-30-02

ITEM 1                         ITEM 2   ITEM 3       ITEM 4         ITEM 5               ITEM 6  ITEM 7    ITEM 8
                               TITLE OF              MARKET
NAME OF ISSUER                 CLASS    CUSIP        VALUE          SHARES      SH/PRN   INVSTMT MANAGERS  VOTING
SAFECO Corp                    COM      786429100           267,199       8,650 SHR      SOLE                    8,650
SBC Communications             COM      78387G103           311,802      10,223 SHR      SOLE                   10,223
Schlumberger Ltd               COM      806857108         7,136,402     153,471 SHR      SOLE                  153,471
Service Master                 COM      81760N109         1,001,560      73,000 SHR      SOLE                   73,000
Sigma Aldrich                  COM      826552101           857,565      17,100 SHR      SOLE                   17,100
St. Jude Medical               COM      790849103        27,319,847     369,937 SHR      SOLE                  369,937
St. Paul Cos                   COM      792860108        34,535,590     887,348 SHR      SOLE                  887,348
Sturm Ruger                    COM      864159108           339,600      24,000 SHR      SOLE                   24,000
Super Valu                     COM      868536103        28,793,314   1,173,800 SHR      SOLE                1,173,800
Target Corp                    COM      87612E106        53,552,760   1,405,584 SHR      SOLE                1,405,584
TCF Financial                  COM      872275102        50,190,806   1,022,216 SHR      SOLE                1,022,216
Texas Instruments              COM      882508104         1,264,395      53,350 SHR      SOLE                   53,350
Toro                           COM      891092108        33,773,362     594,183 SHR      SOLE                  594,183
UnitedHealth Group             COM      910581107           888,035       9,700 SHR      SOLE                    9,700
US Bancorp                     COM      902973304        41,806,634   1,790,434 SHR      SOLE                1,790,434
Valspar                        COM      920355104        30,033,448     665,340 SHR      SOLE                  665,340
Verizon Comm                   COM      92343v104        25,800,644     642,606 SHR      SOLE                  642,606
Waste Mgmt Inc Del             COM      94106L109           300,096      11,520 SHR      SOLE                   11,520
Wells Fargo & Co               COM      949746101        60,429,078   1,207,133 SHR      SOLE                1,207,133
Weyerhaeuser                   COM      962166104         2,866,865      44,900 SHR      SOLE                   44,900
Wyeth                          COM      983024100         1,420,032      27,735 SHR      SOLE                   27,735
Xcel Energy Inc.               COM      98389B100         4,702,778     280,428 SHR      SOLE                  280,428
Zimmer Holdings, Inc.          COM      98956P102           284,745       7,985 SHR      SOLE                    7,985



COMMON STOCK SUBTOTAL                                 1,096,943,884  37,955,750                             37,955,750

PREFERRED STOCK

Barclays Pfd. E                         06738C836           437,750      17,000 SHR      SOLE                   17,000
St. Paul Capital Pfd. 7.6%              85231F207           851,580      34,200 SHR      SOLE                   34,200

                                    FORM 13F
MAIRS AND POWER, INC.
DISCRETIONARY CLIENTS' HOLDINGS AS OF 06-30-02

ITEM 1                         ITEM 2   ITEM 3       ITEM 4         ITEM 5               ITEM 6  ITEM 7    ITEM 8
                               TITLE OF              MARKET
NAME OF ISSUER                 CLASS    CUSIP        VALUE          SHARES      SH/PRN   INVSTMT MANAGERS  VOTING
PREFERRED STOCK SUBTOTAL                                  1,289,330      51,200                                 51,200

MUTUAL FUNDS

Acorn Fund                              53015p403           180,108      10,435 SHR      SOLE                   10,435
Dean Witter US Govt Sec                 616969200           100,923      11,090 SHR      SOLE                   11,090
Lib. Newport Tiger Fd Cl B                                  135,900      15,000 SHR      SOLE                   15,000
PW Pace Gov't Sec. Fixed Incom          695740100           180,714      13,933 SHR      SOLE                   13,933
Schwab SP 500 Sel Shrs                                      232,212      15,108 SHR      SOLE                   15,108
SIT Balanced Fund                                           263,657      21,453 SHR      SOLE                   21,453
SIT Mid Cap Growth Fund                 829796101            96,600      12,212 SHR      SOLE                   12,212
Vanguard Index Tr 500                   922908108           281,280       3,080 SHR      SOLE                    3,080


MUTUAL FUND SUBTOTAL                                      1,471,395     102,312                                102,312

GRAND TOTALS                                          1,099,704,608  38,109,262                             38,109,262